Income Taxes (Details) - Schedule of uncertain tax positions - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of uncertain tax positions [Line Items]
Balance at the beginning of the year	$ 29,448	$ 14,851
Increases:
For current year’s tax positions	2,438	6,440
For prior years’ tax position		8,157
Decreases:
For prior years’ tax positions
Statute of limitations
Settlements with taxing authorities
Other decreases
Gross balance at the end of the year	$ 31,886	$ 29,448